Prepaid expenses	6 Months Ended
Jun. 30, 2024
Prepaid expenses
Prepaid expenses
12 Prepaid expenses
As of June 30, 2024, prepaid expenses were comprised of prepaid server hosting fees and software licenses of USD4,129 thousand (December 31, 2023: USD5,155 thousand), prepaid rent of USD367 thousand (December 31, 2023: USD2,550 thousand), prepaid insurance of USD2,396 thousand (December 31, 2023: USD1,064 thousand) and advance payments to the Group’s partners for online payment services amounting to USD89 thousand (December 31, 2023:
USD364 thousand). The remaining amount of USD484 thousand (December 31, 2023: USD337 thousand) relates to other goods and services, namely travel and entertainment and professional fees.